                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08283

Morgan Stanley Fund of Funds
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2003

Date of reporting period: September 30, 2003

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY FUND OF FUNDS PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT -- DOMESTIC PORTFOLIO
FOR THE YEAR ENDED SEPTEMBER 30, 2003


TOTAL RETURN FOR THE 12-MONTHS ENDED
SEPTEMBER 30, 2003

                                                           LIPPER
                                             S&P         FLEXIBLE
                                             500        PORTFOLIO
CLASS A   CLASS B   CLASS C   CLASS D   INDEX(1)   FUNDS INDEX(2)
  28.55%    27.49%    27.45%    28.76%     24.40%           19.09%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

Early in the 12-month period ended September 30, 2003, the economic recovery began to falter and stocks were in the midst of a rare triple bottom. Despite interest rates being at historically low levels, corporate earnings remained sluggish and business investment failed to take off. Uncertainty over the likelihood and timing of a potential war with Iraq further undermined investor confidence. As the war's outcome became clear, however, stocks began to rally, the economic recovery resumed and investor sentiment improved. The rally in stocks continued into the third quarter, slipping only modestly in September.

At the end of the period the economic data remained strong. Consumer spending stayed robust, and manufacturing surveys suggested a renewed recovery in that sector, supporting expectations of vigorous economic growth. The period as a whole was marked by solid productivity gains and corporate earnings growth, marred only by a stubbornly slow turnaround in the labor market.

PERFORMANCE ANALYSIS

The Domestic Portfolio gained significantly during the period, because of its overweighted position in technology fund shares, which led the broader market in the rally. Other sectors that contributed positively to the Fund's performance were health care and energy. Natural resources took a big hit in the beginning of this year in response to the war in Iraq. The Portfolio is invested across a large selection of Morgan Stanley funds.

TOP FIVE FUNDS

Morgan Stanley Value Fund                               9.2%
Morgan Stanley U.S. Government Securities Trust         8.9
Morgan Stanley Growth Fund                              8.6
Morgan Stanley Financial Services Trust                 8.5
Morgan Stanley Special Growth Fund                      7.2

DATA AS OF SEPTEMBER 30, 2003. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

1.  THE DOMESTIC PORTFOLIO MAY CURRENTLY INVEST IN AS MANY AS 33 FUNDS.

2. FIXED-INCOME FUNDS COVER DIFFERENT TYPES OF BONDS WITH VARYING MATURITIES AND CREDIT CHARACTERISTICS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M. ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

FUND REPORT -- INTERNATIONAL PORTFOLIO
FOR THE YEAR ENDED SEPTEMBER 30, 2003


TOTAL RETURN FOR THE 12-MONTHS ENDED
SEPTEMBER 30, 2003

                                                           LIPPER
                                            MSCI    INTERNATIONAL
                                            EAFE            FUNDS
CLASS A   CLASS B   CLASS C   CLASS D   INDEX(1)         INDEX(2)
  18.72%    17.97%    18.03%    19.12%     26.01%           25.63%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The international markets also rallied sharply in the period, bolstered by a falling dollar. In Europe, tax cuts and fiscal stimulus policies were adopted, notably in Germany and France, despite strictures stipulated by the stabilization pact set by the European Union. In Asia, economic growth continued to surge in China as emerging markets recovered. Even Japan showed promising signs of a long-overdue rebound, with the Nikkei rallying sharply after reaching a multidecade low in April. Despite this encouraging development, however, many investors remain convinced that more significant structural reform will have to be undertaken in Japan's banking sector before improvements become apparent.

PERFORMANCE ANALYSIS

The International Portfolio underperformed during this reporting period. Japan and Asia had a negative effect on the Fund during the SARS epidemic but turned around midyear to provide some of the strongest contributions. Latin America posted strong results at the start of the year but weakened in the third quarter. The Portfolio benefited from its decision later in the period to decrease its European holdings and increase its positions in Japan and other Asian markets. The Portfolio invests its assets in up to six Morgan Stanley international funds: European Growth Fund, Japan Fund, Pacific Growth Fund, International SmallCap Fund, International Value Equity and Latin American Growth.

TOP FIVE FUNDS

Morgan Stanley European Growth Fund                  52.0%
Morgan Stanley Japan Fund                            24.9
Morgan Stanley Pacific Growth Fund                    8.3
Morgan Stanley International SmallCap Fund            8.1
Morgan Stanley International Value Equity Fund        3.1

DATA AS OF SEPTEMBER 30, 2003. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE INTERNATIONAL PORTFOLIO MAY CURRENTLY INVEST IN AS MANY AS SIX FUNDS, WHICH ARE INTENDED TO GIVE THE PORTFOLIO BROAD INTERNATIONAL EXPOSURE.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M. ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

DOMESTIC PORTFOLIO--PERFORMANCE OF A $10,000 INVESTMENT

($ IN THOUSANDS)

            CLASS A##   CLASS B##   CLASS C##   CLASS D##   S&P 500(1)   LIPPER(2)
25-Nov-97   $   9,475   $  10,000   $  10,000   $  10,000   $   10,000   $  10,000
31-Dec-97   $   9,635   $  10,169   $  10,169   $  10,169   $   10,227   $  10,179
31-Mar-98   $  10,539   $  11,113   $  11,103   $  11,134   $   11,654   $  11,097
30-Jun-98   $  10,435   $  10,973   $  10,973   $  11,023   $   12,038   $  11,269
30-Sep-98   $   9,254   $   9,717   $   9,717   $   9,787   $   10,841   $  10,457
31-Dec-98   $  10,795   $  11,309   $  11,314   $  11,424   $   13,149   $  11,860
31-Mar-99   $  11,046   $  11,551   $  11,598   $  11,699   $   13,804   $  12,047
30-Jun-99   $  11,848   $  12,371   $  12,417   $  12,559   $   14,777   $  12,539
30-Sep-99   $  11,567   $  12,045   $  12,102   $  12,262   $   13,854   $  12,072
31-Dec-99   $  13,022   $  13,537   $  13,596   $  13,809   $   15,915   $  13,026
31-Mar-00   $  13,191   $  13,689   $  13,749   $  14,000   $   16,280   $  13,348
30-Jun-00   $  13,034   $  13,502   $  13,561   $  13,833   $   15,848   $  13,164
30-Sep-00   $  13,899   $  14,368   $  14,430   $  14,762   $   15,693   $  13,362
31-Dec-00   $  13,417   $  13,837   $  13,898   $  14,250   $   14,465   $  12,944
31-Mar-01   $  11,932   $  12,285   $  12,339   $  12,686   $   12,750   $  11,882
30-Jun-01   $  12,959   $  13,324   $  13,383   $  13,790   $   13,496   $  12,384
30-Sep-01   $  10,112   $  10,374   $  10,420   $  10,767   $   11,515   $  11,144
31-Dec-01   $  12,092   $  12,380   $  12,437   $  12,876   $   12,747   $  12,011
31-Mar-02   $  11,805   $  12,072   $  12,127   $  12,584   $   12,783   $  12,010
30-Jun-02   $  10,420   $  10,633   $  10,684   $  11,122   $   11,071   $  10,975
30-Sep-02   $   8,349   $   8,502   $   8,545   $   8,916   $    9,158   $   9,687
31-Dec-02   $   8,848   $   9,002   $   9,034   $   9,461   $    9,931   $  10,245
31-Mar-03   $   8,648   $   8,771   $   8,815   $   9,249   $    9,619   $  10,034
30-Jun-03   $  10,121   $  10,248   $  10,297   $  10,830   $   11,099   $  11,242
30-Sep-03   $  10,732   $  10,754   $  10,890   $  11,481   $   11,393   $  11,535

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED SEPTEMBER 30, 2003

                         CLASS A SHARES*      CLASS B SHARES**      CLASS C SHARES+      CLASS D SHARES++
                             11/25/97             11/25/97             11/25/97              11/25/97
SYMBOL                             DOFAX                 DOFBX                DOFCX                 DOFDX
1 YEAR                             28.55%(3)             27.49%(3)            27.45%(3)             28.76%(3)
                                   21.80(4)              22.49(4)             26.45(4)                 -
5 YEARS                             3.01(3)               2.21(3)              2.31(3)               3.24(3)
                                    1.90(4)               1.89(4)              2.31(4)                 -
SINCE INCEPTION                     2.15(3)               1.39(3)              1.47(3)               2.39(3)
                                    1.22(4)               1.25(4)              1.47(4)                 -

----------
Notes on Performance

(1) THE STANDARD AND POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER FLEXIBLE PORTFOLIO FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++  CLASS D HAS NO SALES CHARGE.

##  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON SEPTEMBER 30, 2003.

PERFORMANCE SUMMARY

[CHART]

INTERNATIONAL PORTFOLIO--PERFORMANCE OF A $10,000 INVESTMENT

($ IN THOUSANDS)

            CLASS A##   CLASS B##   CLASS C##   CLASS D##   MSCI EAFE(1)   LIPPER(2)
25-Nov-97   $   9,475   $  10,000   $  10,000   $  10,000   $     10,000   $  10,000
31-Dec-97   $   9,419   $   9,941   $   9,941   $   9,941   $     10,220   $  10,162
31-Mar-98   $  10,146   $  10,688   $  10,688   $  10,708   $     11,724   $  11,670
30-Jun-98   $   9,783   $  10,284   $  10,284   $  10,335   $     11,848   $  11,769
30-Sep-98   $   8,683   $   9,113   $   9,113   $   9,174   $     10,164   $   9,912
31-Dec-98   $  10,251   $  10,728   $  10,728   $  10,839   $     12,264   $  11,449
31-Mar-99   $  10,777   $  11,253   $  11,293   $  11,394   $     12,435   $  11,596
30-Jun-99   $  11,743   $  12,242   $  12,293   $  12,424   $     12,751   $  12,239
30-Sep-99   $  12,183   $  12,676   $  12,727   $  12,898   $     13,310   $  12,652
31-Dec-99   $  14,458   $  15,039   $  15,093   $  15,341   $     15,571   $  15,781
31-Mar-00   $  14,489   $  15,039   $  15,093   $  15,373   $     15,555   $  15,878
30-Jun-00   $  14,181   $  14,692   $  14,746   $  15,058   $     14,938   $  15,132
30-Sep-00   $  12,937   $  13,370   $  13,422   $  13,745   $     13,733   $  14,022
31-Dec-00   $  12,196   $  12,590   $  12,640   $  12,973   $     13,365   $  13,458
31-Mar-01   $  10,703   $  11,007   $  11,055   $  11,372   $     11,533   $  11,702
30-Jun-01   $  10,870   $  11,161   $  11,198   $  11,559   $     11,412   $  11,786
30-Sep-01   $   9,136   $   9,357   $   9,392   $   9,716   $      9,815   $  10,011
31-Dec-01   $   9,851   $  10,081   $  10,111   $  10,483   $     10,499   $  10,857
31-Mar-02   $  10,062   $  10,269   $  10,342   $  10,718   $     10,552   $  11,123
30-Jun-02   $   9,777   $   9,971   $  10,044   $  10,427   $     10,329   $  10,913
30-Sep-02   $   7,906   $   8,041   $   8,071   $   8,433   $      8,291   $   8,773
31-Dec-02   $   8,202   $   8,327   $   8,358   $   8,747   $      8,826   $   9,355
31-Mar-03   $   7,473   $   7,577   $   7,608   $   7,985   $      8,101   $   8,532
30-Jun-03   $   8,762   $   8,868   $   8,898   $   9,363   $      9,662   $  10,215
30-Sep-03   $   9,386   $   9,400   $   9,526   $  10,046   $     10,447   $  11,021

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED SEPTEMBER 30, 2003

                         CLASS A SHARES*      CLASS B SHARES**      CLASS C SHARES+      CLASS D SHARES++
                            11/25/97             11/25/97              11/25/97              11/25/97
SYMBOL                             IOFAX                 IOFBX                IOFCX                 IOFDX
1 YEAR                             18.72%(3)             17.97%(3)            18.03%(3)             19.12%(3)
                                   12.48(4)              12.97(4)             17.03(4)                  -
5 YEARS                             1.57(3)               0.80(3)              0.89(3)               1.83(3)
                                    0.48(4)               0.43(4)              0.89(4)                  -
SINCE INCEPTION                    (0.16)(3)             (0.90)(3)            (0.83)(3)              0.08(3)
                                   (1.08)(4)             (1.05)(4)            (0.83)(4)                 -

----------
Notes on Performance

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX ("MSCI EAFE INDEX") MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN EUROPE, AUSTRALASIA, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER INTERNATIONAL FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER INTERNATIONAL FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++  CLASS D HAS NO SALES CHARGE.

##  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON SEPTEMBER 30, 2003.

MORGAN STANLEY FUND OF FUNDS -- DOMESTIC
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003

NUMBER OF
  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
            COMMON STOCKS (94.0%)
 115,796    Morgan Stanley Capital Opportunities Trust*                              $  1,315,446
  71,603    Morgan Stanley Convertible Securities Trust                                 1,056,863
  76,993    Morgan Stanley Developing Growth Securities Trust*                          1,295,794
 157,062    Morgan Stanley Financial Services Trust                                     2,148,610
 198,729    Morgan Stanley Growth Fund*                                                 2,186,015
  64,718    Morgan Stanley Health Sciences Trust                                        1,127,389
 121,111    Morgan Stanley Income Builder Fund                                          1,182,047
 122,262    Morgan Stanley Information Fund*                                            1,118,701
 117,317    Morgan Stanley Next Generation Trust*                                         793,064
 112,321    Morgan Stanley S&P 500 Index Fund                                           1,228,792
 138,660    Morgan Stanley Special Growth Fund*                                         1,837,250
  96,608    Morgan Stanley Special Value Fund*                                          1,542,829
 451,742    Morgan Stanley Technology Fund*                                             1,111,284
 241,347    Morgan Stanley U. S. Government Securities Trust                            2,246,944
 228,639    Morgan Stanley Value Fund*                                                  2,338,973
  43,297    Morgan Stanley Value-Added Market Series/Equity Portfolio                   1,339,615
                                                                                     ------------
            TOTAL COMMON STOCKS
             (COST $22,356,688)                                                        23,869,616
                                                                                     ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (5.6%)
            REPURCHASE AGREEMENT
 $ 1,420    Joint repurchase agreement account 1.085% due 10/01/03
              (dated 09/30/03; proceeds $1,420,043) (a)
              (Cost $1,420,000)                                                         1,420,000
                                                                                     ------------
            TOTAL INVESTMENTS
              (COST $23,776,688) (b)                                          99.6%    25,289,616

            OTHER ASSETS IN EXCESS OF LIABILITIES                              0.4         97,312
                                                                         ---------   ------------

            NET ASSETS                                                       100.0%  $ 25,386,928
                                                                         =========   ============

----------
  *   NON-INCOME PRODUCING SECURITY.
  (a) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
  (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $24,441,027. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $1,046,608 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $198,019, RESULTING IN NET UNREALIZED APPRECIATION OF $848,589.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FUND OF FUNDS -- INTERNATIONAL
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003

NUMBER OF
  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
            COMMON STOCKS (99.0%)
2,539,146   Morgan Stanley European Growth Fund Inc.*                                $ 33,034,286
  461,992   Morgan Stanley International SmallCap Fund*                                 5,128,114
  192,313   Morgan Stanley International Value Equity Fund                              1,951,976
2,493,150   Morgan Stanley Japan Fund*                                                 15,806,568
  159,662   Morgan Stanley Latin American Growth Fund*                                  1,662,088
  465,553   Morgan Stanley Pacific Growth Fund Inc.*                                    5,251,436
                                                                                     ------------
            TOTAL COMMON STOCKS
             (COST $71,868,850)                                                        62,834,468
                                                                                     ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (0.9%)
            REPURCHASE AGREEMENT
$     597   Joint repurchase agreement account 1.085% due 10/01/03
             (dated 09/30/03; proceeds $597,018) (a) (Cost $597,000)                      597,000
                                                                                     ------------
            TOTAL INVESTMENTS
             (COST $72,465,850) (b)                                           99.9%    63,431,468

            OTHER ASSETS IN EXCESS OF LIABILITIES                              0.1         50,864
                                                                         ---------   ------------

            NET ASSETS                                                       100.0%  $ 63,482,332
                                                                         =========   ============

----------
  *   NON-INCOME PRODUCING SECURITY.
  (a) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
  (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $75,911,260. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $2,247,719 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $14,727,511, RESULTING IN NET UNREALIZED DEPRECIATION OF $12,479,792.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FUND OF FUNDS
FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003

                                                                            DOMESTIC         INTERNATIONAL
                                                                         ---------------    ---------------
ASSETS:
Investments in securities, at value
  (cost $23,776,688 and $72,465,850, respectively)                       $    25,289,616    $    63,431,468
Cash                                                                              18,772                850
Receivable for share of beneficial interest sold                                 117,712            195,806
Receivable from affiliate                                                         18,472             26,506
Prepaid expenses and other assets                                                  4,335              7,962
                                                                         ---------------    ---------------
    TOTAL ASSETS                                                              25,448,907         63,662,592
                                                                         ---------------    ---------------
LIABILITIES:
Payable for:
  Distribution fee                                                                21,488             19,588
  Shares of beneficial interest redeemed                                          18,621            127,422
Accrued expenses and other payables                                               21,870             33,250
                                                                         ---------------    ---------------
    TOTAL LIABILITIES                                                             61,979            180,260
                                                                         ---------------    ---------------
    NET ASSETS                                                           $    25,386,928    $    63,482,332
                                                                         ===============    ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                          $    33,130,645    $    99,972,214
Net unrealized appreciation (depreciation)                                     1,512,928         (9,034,382)
Accumulated net realized loss                                                 (9,256,645)       (27,455,500)
                                                                         ---------------    ---------------
    NET ASSETS                                                           $    25,386,928    $    63,482,332
                                                                         ===============    ===============
CLASS A SHARES:
Net Assets                                                               $       890,501    $       921,020
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                        103,586            103,754
    NET ASSET VALUE PER SHARE                                            $          8.60    $          8.88
                                                                         ===============    ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                      $          9.08    $          9.37
                                                                         ===============    ===============
CLASS B SHARES:
Net Assets                                                               $    21,803,768    $    19,848,693
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                      2,582,570          2,307,409
    NET ASSET VALUE PER SHARE                                            $          8.44    $          8.60
                                                                         ===============    ===============
CLASS C SHARES:
Net Assets                                                               $     2,622,618    $     1,796,633
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                        310,399            207,942
    NET ASSET VALUE PER SHARE                                            $          8.45    $          8.64
                                                                         ===============    ===============
CLASS D SHARES:
Net Assets                                                               $        70,041    $    40,915,986
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                          8,107          4,560,480
    NET ASSET VALUE PER SHARE                                            $          8.64    $          8.97
                                                                         ===============    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                                                            DOMESTIC         INTERNATIONAL
                                                                         ---------------    ---------------
NET INVESTMENT LOSS:
INCOME
Dividends                                                                $        84,925    $        20,779
Interest                                                                           4,115             16,845
                                                                         ---------------    ---------------
    TOTAL INCOME                                                                  89,040             37,624
                                                                         ---------------    ---------------
EXPENSES
Distribution fee (Class A shares)                                                  2,269              5,399
Distribution fee (Class B shares)                                                194,110            196,704
Distribution fee (Class C shares)                                                 22,284             17,730
Transfer agent fees and expenses                                                  47,974            122,879
Professional fees                                                                 26,854             26,854
Shareholder reports and notices                                                   23,237             56,410
Organizational expenses                                                              766                766
Other                                                                                729                 64
                                                                         ---------------    ---------------
    TOTAL EXPENSES                                                               318,223            426,806
Less: amounts waived/reimbursed                                                  (99,560)          (206,973)
                                                                         ---------------    ---------------
    NET EXPENSES                                                                 218,663            219,833
                                                                         ---------------    ---------------
    NET INVESTMENT LOSS                                                         (129,623)          (182,209)
                                                                         ---------------    ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss                                                             (1,829,188)       (12,332,725)
Capital gain distributions received                                                8,914                 --
                                                                         ---------------    ---------------
    NET REALIZED LOSS                                                         (1,820,274)       (12,332,725)

Net change in unrealized depreciation                                          7,306,012         23,285,667
                                                                         ---------------    ---------------

    Net Gain                                                                   5,485,738         10,952,942
                                                                         ---------------    ---------------
NET INCREASE                                                             $     5,356,115    $    10,770,733
                                                                         ===============    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                           DOMESTIC                                 INTERNATIONAL
                                           ----------------------------------------    ----------------------------------------
                                              FOR THE YEAR          FOR THE YEAR          FOR THE YEAR          FOR THE YEAR
                                                  ENDED                 ENDED                 ENDED                 ENDED
                                           SEPTEMBER 30, 2003    SEPTEMBER 30, 2002    SEPTEMBER 30, 2003    SEPTEMBER 30, 2002
                                           ------------------    ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)               $         (129,623)   $          (73,602)   $         (182,209)   $          587,367
Net realized loss                                  (1,820,274)           (5,173,908)          (12,332,725)          (10,302,558)
Net change in unrealized depreciation               7,306,012                44,960            23,285,667             1,224,946
                                           ------------------    ------------------    ------------------    ------------------

    NET INCREASE (DECREASE)                         5,356,115            (5,202,550)           10,770,733            (8,490,245)
                                           ------------------    ------------------    ------------------    ------------------

DIVIDENDS TO SHAREHOLDERS FROM NET
INVESTMENT INCOME
Class A shares                                             --                (9,320)                   --               (20,390)
Class B shares                                             --               (45,416)                   --               (96,935)
Class C shares                                             --                (1,812)                   --                (3,468)
Class D shares                                             --                (1,907)                   --              (544,212)
                                           ------------------    ------------------    ------------------    ------------------

    TOTAL DIVIDENDS                                        --               (58,455)                   --              (665,005)
                                           ------------------    ------------------    ------------------    ------------------

Net decrease from transactions in shares
of beneficial interest                             (1,607,685)           (3,176,416)           (5,080,989)           (4,361,319)
                                           ------------------    ------------------    ------------------    ------------------

    NET INCREASE (DECREASE)                         3,748,430            (8,437,421)            5,689,744           (13,516,569)

NET ASSETS:
Beginning of period                                21,638,498            30,075,919            57,792,588            71,309,157
                                           ------------------    ------------------    ------------------    ------------------

END OF PERIOD:                             $       25,386,928    $       21,638,498    $       63,482,332    $       57,792,588
                                           ==================    ==================    ==================    ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Fund of Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in Class D shares of other open-end management investment companies that are Morgan Stanley Funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

The Fund, which consists of two separate portfolios ("Portfolios"), Domestic and International, was organized as a Massachusetts business trust on July 3, 1997 and commenced operations on November 25, 1997.

The investment objectives of each Portfolio are as follows:

PORTFOLIO                                INVESTMENT OBJECTIVE
Domestic        Seeks to maximize total investment return through capital growth and income by investing in a selection of Underlying Funds which invest their assets primarily in the U.S. equity and fixed-income markets.

International   Seeks long-term capital appreciation by investing in a selection of Underlying Funds which invest their assets primarily in the international equity markets.

Each Portfolio offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and (2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. ORGANIZATIONAL EXPENSES -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $50,000 ($25,000 per Portfolio). Such expenses were deferred and fully amortized as of November 24, 2002. The reimbursement of these expenses by the Fund were waived by Morgan Stanley Investment Advisors Inc. (the "Investment Manager").

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays no investment management fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the management fees to the Investment Manager of the Underlying Funds.

The Investment Manager has agreed to assume all operating expenses (except for distribution fees) until December 31, 2004. At September 30, 2003, included in the Statements of Assets and Liabilities are receivables from an affiliate which represent expense reimbursements due to the Portfolios.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised Domestic and International that such excess amounts totaled $3,972,407 and $2,461,844, respectively at September 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 2003, the distribution fee was accrued for Domestic and International Class A shares and Class C shares at the annual rate of 0.23% and 1.0% and 0.23% and 1.0%, respectively.

The Distributor has informed Domestic and International that for the year ended September 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's shares as follows: Class A shares $1,000 and $26,209, Class B shares $57,881 and $53,414 and Class C shares $512 and $260, respectively; and received $13,478 and $6,738, respectively, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2003 aggregated $19,318,250 and $22,519,879, respectively, for Domestic and $15,798,588 and
$20,608,374, respectively, for International.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Funds transfer agent. At September 30, 2003, the Funds had transfer agent fees and expenses payable of approximately $4,000 and $9,900, respectively for Domestic and International.


5. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                 DOMESTIC                               INTERNATIONAL
                                 ---------------------------------------   ---------------------------------------
                                    FOR THE YEAR         FOR THE YEAR         FOR THE YEAR         FOR THE YEAR
                                        ENDED                ENDED                ENDED                ENDED
                                 SEPTEMBER 30, 2003   SEPTEMBER 30, 2002   SEPTEMBER 30, 2003   SEPTEMBER 30, 2002
                                 ------------------   ------------------   ------------------   ------------------
Ordinary income                                  --   $           58,455                   --   $          665,005

As of September 30, 2003, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings                         --                                        --
Capital loss carryforward*       $       (7,303,064)                       $      (12,339,722)
Post-October losses                      (1,289,242)                              (11,670,368)
Net unrealized appreciation
 (depreciation)                             848,589                               (12,479,792)
                                 ------------------                        ------------------
Total accumulated losses         $       (7,743,717)                       $      (36,489,882)
                                 ==================                        ==================

 * As of September 30, 2003, Domestic had a net capital loss carryforward of $7,303,064 of which $201,640 will expire on September 30, 2009, $672,400 will expire on September 30, 2010 and $6,429,024 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

 * As of September 30, 2003, International had a net capital loss carryforward of $12,339,722 of which $2,122,277 will expire on September 30, 2010 and $10,217,445 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2003, Domestic and International had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, the following accounts were (charged) credited:

                                  PAID-IN-CAPITAL     NET INVESTMENT LOSS
                                 ------------------   -------------------
Domestic                         $         (129,623)  $           129,623
International                              (182,209)              182,209

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                            DOMESTIC                                              INTERNATIONAL
                      -----------------------------------------------------   -----------------------------------------------------
                            FOR THE YEAR                 FOR THE YEAR                FOR THE YEAR               FOR THE YEAR
                                ENDED                       ENDED                       ENDED                       ENDED
                          SEPTEMBER 30, 2003         SEPTEMBER 30, 2002           SEPTEMBER 30, 2003         SEPTEMBER 30, 2002
                      -------------------------   -------------------------   -------------------------   -------------------------
                         SHARES        AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                      -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
CLASS A
Sold                      137,198   $ 1,029,447        75,172   $   657,179     7,880,363   $62,215,562     2,418,173   $20,137,497
Reinvestment of
 dividends                     --            --           961         9,310            --            --         2,074        19,330
Redeemed                 (160,015)   (1,199,423)      (69,223)     (560,442)   (8,022,935)  (63,959,883)   (2,360,184)  (19,893,914)
                      -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net increase
 (decrease) --
 Class A                  (22,817)     (169,976)        6,910       106,047      (142,572)   (1,744,321)       60,063       262,913
                      -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

CLASS B
Sold                      573,877     4,530,971     1,187,513    10,552,534       604,246     4,568,187     1,667,175    14,716,815
Reinvestment of
 dividends                     --            --         4,265        41,116            --            --         9,243        84,480
Redeemed                 (780,681)   (5,792,811)   (1,663,293)  (14,066,173)   (1,236,232)   (9,309,015)   (2,260,317)  (19,832,981)
                      -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net decrease --
 Class B                 (206,804)   (1,261,840)     (471,515)   (3,472,523)     (631,986)   (4,740,828)     (583,899)   (5,031,686)
                      -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

CLASS C
Sold                       75,812       595,381       110,762       984,881     1,084,981     8,319,205       814,863     7,122,686
Reinvestment of
 dividends                     --            --           164         1,587            --            --           340         3,113
Redeemed                 (100,056)     (720,626)     (103,180)     (857,068)   (1,126,497)   (8,664,056)     (860,214)   (7,614,353)
                      -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net increase
 (decrease) --
 Class C                  (24,244)     (125,245)        7,746       129,400       (41,516)     (344,851)      (45,011)     (488,554)
                      -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

CLASS D
Sold                        1,262         9,367        17,549       161,948     3,706,955    28,811,446     3,764,030    33,184,373
Reinvestment of
 dividends                     --            --           151         1,459            --            --        48,416       453,172
Redeemed                   (8,107)      (59,991)      (14,100)     (102,747)   (3,491,521)  (27,062,435)   (3,694,852)  (32,741,537)
                      -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net increase
 (decrease) --
 Class D                   (6,845)      (50,624)        3,600        60,660       215,434     1,749,011       117,594       896,008
                      -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net decrease in
 Fund                    (260,710)  $(1,607,685)     (453,259)  $(3,176,416)     (600,640)  $(5,080,989)     (451,253)  $(4,361,319)
                      ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                 (This page has been left blank intentionally.)

MORGAN STANLEY FUND OF FUNDS -- DOMESTIC
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                   NET ASSET         NET                                                                           TOTAL
                     VALUE       INVESTMENT     NET REALIZED     TOTAL FROM                     DISTRIBUTIONS    DIVIDENDS
 YEAR ENDED        BEGINNING       INCOME      AND UNREALIZED    INVESTMENT     DIVIDENDS TO         TO             AND
SEPTEMBER 30       OF PERIOD      (LOSS)++       GAIN (LOSS)     OPERATIONS     SHAREHOLDERS    SHAREHOLDERS    DISTRIBUTIONS
------------       ---------     ----------    --------------    ----------     ------------    -------------   -------------
DOMESTIC
CLASS A
1999               $    9.72     $     0.46     $       1.93     $    2.39      $    (0.36)     $    (0.21)     $    (0.57)
2000                   11.54           0.38             1.83          2.21           (0.29)          (1.09)          (1.38)
2001                   12.37           0.11            (3.21)        (3.10)          (0.31)          (0.79)          (1.10)
2002                    8.17           0.05            (1.45)        (1.40)          (0.08)             --           (0.08)
2003                    6.69           0.01             1.90          1.91              --              --              --

CLASS B
1999                    9.67           0.35             1.94          2.29           (0.29)          (0.21)          (0.50)
2000                   11.46           0.30             1.81          2.11           (0.20)          (1.09)          (1.29)
2001                   12.28           0.01            (3.16)        (3.15)          (0.25)          (0.79)          (1.04)
2002                    8.09          (0.02)           (1.44)        (1.46)          (0.01)             --           (0.01)
2003                    6.62          (0.05)            1.87          1.82              --              --              --

CLASS C
1999                    9.67           0.40             1.94          2.34           (0.28)          (0.21)          (0.49)
2000                   11.52           0.31             1.80          2.11           (0.25)          (1.09)          (1.34)
2001                   12.29           0.01            (3.17)        (3.16)          (0.26)          (0.79)          (1.05)
2002                    8.08          (0.02)           (1.42)        (1.44)          (0.01)             --           (0.01)
2003                    6.63          (0.05)            1.87          1.82              --              --              --

CLASS D
1999                    9.74           0.46             1.96          2.42           (0.39)          (0.21)          (0.60)
2000                   11.56           0.48             1.75          2.23           (0.31)          (1.09)          (1.40)
2001                   12.39           0.13            (3.21)        (3.08)          (0.33)          (0.79)          (1.12)
2002                    8.19           0.07            (1.45)        (1.38)          (0.10)             --           (0.10)
2003                    6.71           0.03             1.90          1.93              --              --              --

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES
    OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                  NET ASSET                      NET ASSETS
                    VALUE                          END OF
 YEAR ENDED        END OF           TOTAL          PERIOD
SEPTEMBER 30       PERIOD          RETURN+        (000'S)
--------------    ---------        -------       ----------
DOMESTIC
CLASS A
1999              $   11.54         25.00%       $  1,097
2000                  12.37         20.16           1,493
2001                   8.17        (27.24)            976
2002                   6.69        (17.44)            846
2003                   8.60         28.55             890

CLASS B
1999                  11.46         23.96          26,007
2000                  12.28         19.29          28,974
2001                   8.09        (27.79)         26,364
2002                   6.62        (18.05)         18,474
2003                   8.44         27.49          21,804

CLASS C
1999                  11.52         24.55           1,364
2000                  12.29         19.23           1,954
2001                   8.08        (27.79)          2,643
2002                   6.63        (18.00)          2,218
2003                   8.45         27.45           2,623

CLASS D
1999                  11.56         25.28              15
2000                  12.39         20.39              37
2001                   8.19        (27.07)             93
2002                   6.71        (17.18)            100
2003                   8.64         28.76              70

                      RATIOS TO AVERAGE               RATIOS TO AVERAGE
                          NET ASSETS                      NET ASSETS
                       (AFTER EXPENSES                 (BEFORE EXPENSES
                     WERE ASSUMED) (1)(2)            WERE ASSUMED) (1)(2)
                   --------------------------     ---------------------------
                                     NET                             NET         PORTFOLIO
 YEAR ENDED                      INVESTMENT                      INVESTMENT       TURNOVER
SEPTEMBER 30       EXPENSES     INCOME (LOSS)     EXPENSES      INCOME (LOSS)       RATE
------------       --------     -------------     --------      -------------    ---------
DOMESTIC
CLASS A
1999                 0.23%          3.92%           0.67%           3.48%           295%
2000                 0.24           3.35            0.67            2.92            434
2001                 0.23           0.91            0.57            0.57            177
2002                 0.24           0.50            0.63            0.11            163
2003                 0.23           0.16            0.67           (0.28)            87

CLASS B
1999                 1.00           3.15            1.44            2.71            295
2000                 1.00           2.59            1.43            2.16            434
2001                 1.00           0.14            1.34           (0.20)           177
2002                 1.00          (0.26)           1.39           (0.65)           163
2003                 1.00          (0.61)           1.44           (1.05)            87

CLASS C
1999                 0.54           3.61            0.98            3.17            295
2000                 1.00           2.59            1.43            2.16            434
2001                 1.00           0.14            1.34           (0.20)           177
2002                 1.00          (0.26)           1.39           (0.65)           163
2003                 1.00          (0.61)           1.44           (1.05)            87

CLASS D
1999                   --           4.15            0.44            3.71            295
2000                   --           3.59            0.43            3.16            434
2001                   --           1.14            0.34            0.80            177
2002                   --           0.74            0.39            0.35            163
2003                   --           0.39            0.44           (0.05)            87

                   NET ASSET         NET                                                                           TOTAL
                     VALUE       INVESTMENT     NET REALIZED     TOTAL FROM                     DISTRIBUTIONS    DIVIDENDS
 YEAR ENDED        BEGINNING       INCOME      AND UNREALIZED    INVESTMENT     DIVIDENDS TO         TO             AND
SEPTEMBER 30       OF PERIOD      (LOSS)++       GAIN (LOSS)     OPERATIONS     SHAREHOLDERS    SHAREHOLDERS    DISTRIBUTIONS
------------       ---------     ----------    --------------    ----------     ------------    -------------   -------------
INTERNATIONAL
CLASS A
1999               $   9.08       $   0.10        $   3.56       $    3.66              --              --               --
2000                  12.74           0.03            0.85            0.88       $   (0.04)      $   (0.99)       $   (1.03)
2001                  12.59           0.09           (3.74)          (3.65)          (0.07)          (0.12)           (0.19)
2002                   8.75           0.08           (1.24)          (1.16)          (0.11)             --            (0.11)
2003                   7.48          (0.01)           1.41            1.40              --              --               --

CLASS B
1999                   9.03           0.02            3.51            3.53              --              --               --
2000                  12.56          (0.08)           0.86            0.78           (0.01)          (0.99)           (1.00)
2001                  12.34           0.01           (3.67)          (3.66)          (0.05)          (0.12)           (0.17)
2002                   8.51           0.03           (1.22)          (1.19)          (0.03)             --            (0.03)
2003                   7.29          (0.07)           1.38            1.31              --              --               --

CLASS C
1999                   9.03           0.07            3.51            3.58              --              --               --
2000                  12.61          (0.08)           0.86            0.78           (0.03)          (0.99)           (1.02)
2001                  12.37           0.02           (3.69)          (3.67)          (0.05)          (0.12)           (0.17)
2002                   8.53           0.03           (1.23)          (1.20)          (0.01)             --            (0.01)
2003                   7.32          (0.07)           1.39            1.32              --              --               --

CLASS D
1999                   9.09           0.23            3.46            3.69              --              --               --
2000                  12.78           0.04            0.89            0.93           (0.06)          (0.99)           (1.05)
2001                  12.66           0.12           (3.78)          (3.66)          (0.08)          (0.12)           (0.20)
2002                   8.80           0.11           (1.25)          (1.14)          (0.13)             --            (0.13)
2003                   7.53           0.00            1.44            1.44              --              --               --

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES
    OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                  NET ASSET                      NET ASSETS
                    VALUE                          END OF
 YEAR ENDED        END OF           TOTAL          PERIOD
SEPTEMBER 30       PERIOD          RETURN+        (000'S)
------------      ---------        -------       ----------
INTERNATIONAL
CLASS A
1999              $   12.74         40.31%       $  1,074
2000                  12.59          6.19           3,366
2001                   8.75        (29.38)          1,629
2002                   7.48        (13.46)          1,843
2003                   8.88         18.72             921

CLASS B
1999                  12.56         39.09           6,615
2000                  12.34          5.48          43,697
2001                   8.51        (30.01)         29,980
2002                   7.29        (14.07)         21,423
2003                   8.60         17.97          19,849

CLASS C
1999                  12.61         39.65             442
2000                  12.37          5.46           4,246
2001                   8.53        (30.02)          2,512
2002                   7.32        (14.07)          1,826
2003                   8.64         18.03           1,796

CLASS D
1999                  12.78         40.59             564
2000                  12.66          6.56          43,645
2001                   8.80        (29.31)         37,188
2002                   7.53        (13.20)         32,701
2003                   8.97         19.12          40,916

                      RATIOS TO AVERAGE               RATIOS TO AVERAGE
                          NET ASSETS                      NET ASSETS
                       (AFTER EXPENSES                 (BEFORE EXPENSES
                     WERE ASSUMED) (1)(2)            WERE ASSUMED) (1)(2)
                   --------------------------     ---------------------------
                                     NET                             NET         PORTFOLIO
 YEAR ENDED                      INVESTMENT                      INVESTMENT       TURNOVER
SEPTEMBER 30       EXPENSES     INCOME (LOSS)     EXPENSES      INCOME (LOSS)       RATE
------------       --------     -------------     --------      -------------    ---------
INTERNATIONAL
CLASS A
1999                  0.24%          0.91%           1.34%          (0.19)%           154%
2000                  0.24           0.12            0.60           (0.24)             85
2001                  0.16           0.93            0.42            0.67              22
2002                  0.24           1.04            0.57            0.71              22
2003                  0.23          (0.17)           0.58           (0.52)             28

CLASS B
1999                  1.00           0.15            2.10           (0.95)            154
2000                  1.00          (0.64)           1.36           (1.00)             85
2001                  1.00           0.09            1.26           (0.17)             22
2002                  1.00           0.28            1.33           (0.05)             22
2003                  1.00          (0.94)           1.35           (1.29)             28

CLASS C
1999                  0.77           0.38            1.87           (0.72)            154
2000                  1.00          (0.64)           1.36           (1.00)             85
2001                  1.00           0.09            1.26           (0.17)             22
2002                  0.98           0.30            1.31           (0.03)             22
2003                  1.00          (0.94)           1.35           (1.29)             28

CLASS D
1999                    --           1.15            1.10            0.05             154
2000                    --           0.36            0.36            0.00              85
2001                    --           1.09            0.26            0.83              22
2002                    --           1.28            0.33            0.95              22
2003                    --           0.06            0.35           (0.29)             28

MORGAN STANLEY FUND OF FUNDS
INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY FUND OF FUNDS:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Fund of Funds (the "Fund"), comprising the Domestic Portfolio and the International Portfolio (the "Portfolios"), as of September 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting Morgan Stanley Fund of Funds as of September 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
NOVEMBER 17, 2003

MORGAN STANLEY FUND OF FUNDS
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                                                                          IN FUND
                                              TERM OF                                     COMPLEX
                                POSITION(S)  OFFICE AND                                   OVERSEEN
    NAME, AGE AND ADDRESS OF     HELD WITH   LENGTH OF       PRINCIPAL OCCUPATION(S)         BY           OTHER DIRECTORSHIPS
      INDEPENDENT TRUSTEE       REGISTRANT  TIME SERVED*      DURING PAST 5 YEARS**      TRUSTEE***         HELD BY TRUSTEE
------------------------------  ----------  ------------ ------------------------------  ---------- --------------------------------
Michael Bozic (62)              Trustee     Since        Retired; Director or Trustee    216        Director of Weirton Steel
c/o Mayer, Brown,                           April 1994   of the Retail Funds and                    Corporation.
Rowe & Maw LLP                                           TCW/DW Term Trust 2003
Counsel to the Independent                               (since April 1994) and the
Directors                                                Institutional Funds (since
1675 Broadway                                            July 2003); formerly Vice
New York, NY                                             Chairman of Kmart Corporation
                                                         (December 1998- October 2000),
                                                         Chairman and Chief Executive
                                                         Officer of Levitz Furniture
                                                         Corporation (November 1995-
                                                         November 1998) and President
                                                         and Chief Executive Officer of
                                                         Hills Department Stores (May
                                                         1991- July 1995); formerly
                                                         variously Chairman, Chief
                                                         Executive Officer, President
                                                         and Chief Operating Officer
                                                         (1987-1991) of the Sears
                                                         Merchandise Group of Sears,
                                                         Roebuck & Co.

Edwin J. Garn (70)              Trustee     Since        Director or Trustee of the      216        Director of Franklin Covey (time
c/o Summit Ventures LLC                     January      Retail Funds and TCW/DW Term               management systems), BMW Bank of
1 Utah Center                               1993         Trust 2003 (since                          North America, Inc. (industrial
201 S. Main Street                                       January 1993) and the                      loan corporation), United Space
Salt Lake City, UT                                       Institutional Funds (since                 Alliance (joint venture between
                                                         July 2003); member of the                  Lockheed Martin and the Boeing
                                                         Utah Regional Advisory Board               Company) and Nuskin Asia Pacific
                                                         of Pacific Corp.; formerly                 (multilevel marketing); member
                                                         United States Senator                      of the board of various civic
                                                         (R-Utah) (1974-1992) and                   and charitable organizations.
                                                         Chairman, Senate Banking
                                                         Committee (1980-1986), Mayor
                                                         of Salt Lake City, Utah
                                                         (1971-1974), Astronaut, Space
                                                         Shuttle Discovery (April
                                                         12-19, 1985), and Vice
                                                         Chairman, Huntsman Corporation
                                                         (chemical company).

Wayne E. Hedien (69)            Trustee     Since        Retired; Director or Trustee    216        Director of The PMI Group Inc.
c/o Mayer, Brown,                           September    of the Retail Funds and                    (private mortgage insurance);
Rowe & Maw LLP                              1997         TCW/DW Term Trust 2003;                    Trustee and Vice Chairman of The
Counsel to the Independent                               (Since September 1997) and                 Field Museum of Natural History;
Directors                                                the Institutional Funds                    director of various other
1675 Broadway                                            (since July 2003); formerly                business and charitable
New York, NY                                             associated with the Allstate               organizations.
                                                         Companies (1966-1994), most
                                                         recently as Chairman of The
                                                         Allstate Corporation (March
                                                         1993- December 1994) and
                                                         Chairman and Chief Executive
                                                         Officer of its wholly- owned
                                                         subsidiary, Allstate Insurance
                                                         Company (July 1989-December
                                                         1994).

                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                                                                          IN FUND
                                              TERM OF                                     COMPLEX
                                POSITION(S)  OFFICE AND                                   OVERSEEN
    NAME, AGE AND ADDRESS OF     HELD WITH   LENGTH OF       PRINCIPAL OCCUPATION(S)         BY           OTHER DIRECTORSHIPS
      INDEPENDENT TRUSTEE       REGISTRANT  TIME SERVED*      DURING PAST 5 YEARS**      TRUSTEE***         HELD BY TRUSTEE
------------------------------  ----------  ------------ ------------------------------  ---------- --------------------------------
Dr. Manuel H. Johnson (54)      Trustee     Since        Chairman of the Audit           216        Director of NVR, Inc. (home
c/o Johnson Smick                           July 1991    Committee and Director or                  construction); Chairman and
International, Inc.                                      Trustee of the Retail Funds                Trustee of the Financial
2099 Pennsylvania Avenue, N.W.                           and TCW/DW Term Trust 2003                 Accounting Foundation (oversight
Suite 950                                                (since July 1991) and the                  organization of the Financial
Washington, D.C.                                         Institutional Funds (since                 Accounting Standards Board);
                                                         July 2003); Senior Partner,                Director of RBS Greenwich
                                                         Johnson Smick                              Capital Holdings (financial
                                                         International, Inc., a                     holding company).
                                                         consulting firm; Co-Chairman
                                                         and a founder of the Group of
                                                         Seven Council (G7C), an
                                                         international economic
                                                         commission; formerly Vice
                                                         Chairman of the Board of
                                                         Governors of the Federal
                                                         Reserve System and Assistant
                                                         Secretary of the U.S.
                                                         Treasury.

Joseph J. Kearns (61)           Trustee     Since        Deputy Chairman of the          217        Director of Electro Rent
PMB754                                      July 2003    Audit Committee and                        Corporation (equipment leasing),
23852 Pacific Coast Highway                              Director or Trustee of the                 The Ford Family Foundation, and
Malibu, CA                                               Retail Funds and TCW/DW                    the UCLA Foundation.
                                                         Term Trust 2003 (since July
                                                         2003) and the Institutional
                                                         Funds (since August 1994);
                                                         previously Chairman of the
                                                         Audit Committee of the
                                                         Institutional Funds (October
                                                         2001-July 2003); President,
                                                         Kearns& Associates LLC
                                                         (investment consulting);
                                                         formerly CFO of the J. Paul
                                                         Getty Trust.

Michael E. Nugent (67)          Trustee     Since        Chairman of the Insurance       216        Director of various business
c/o Triumph Capital, L.P.                   July 1991    Committee and Director or                  organizations.
445 Park Avenue                                          Trustee of the Retail Funds
New York, NY                                             and TCW/DW Term Trust 2003
                                                         (since July 1991) and the
                                                         Institutional Funds (since
                                                         July 2001); General Partner of
                                                         Triumph Capital, L.P., a
                                                         private investment
                                                         partnership; formerly Vice
                                                         President, Bankers Trust
                                                         Company and BT Capital
                                                         Corporation (1984-1988).

Fergus Reid (71)                Trustee     Since        Chairman of the Governance      217        Trustee and Director of certain
85 Charles Colman Blvd.                     July 2003    Committee and Director or                  investment companies in the
Pawling, NY                                              Trustee of the Retail Funds                JPMorgan Funds complex managed
                                                         and TCW/DW Term Trust 2003                 by JP Morgan Investment
                                                         (since July 2003) and the                  Management Inc.
                                                         Institutional Funds (since
                                                         June 1992); Chairman of
                                                         Lumelite Plastics Corporation.

INTERESTED TRUSTEES:

                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                                                                          IN FUND
                                              TERM OF                                     COMPLEX
                                POSITION(S)  OFFICE AND                                   OVERSEEN
    NAME, AGE AND ADDRESS OF     HELD WITH   LENGTH OF       PRINCIPAL OCCUPATION(S)         BY           OTHER DIRECTORSHIPS
      INDEPENDENT TRUSTEE       REGISTRANT  TIME SERVED*      DURING PAST 5 YEARS**      TRUSTEE***         HELD BY TRUSTEE
------------------------------  ----------  ------------ ------------------------------  ---------- --------------------------------
Charles A. Fiumefreddo (70)     Chairman    Since        Chairman and Director or        216        None
c/o Morgan Stanley Trust        of the      July 1991    Trustee of the Retail Funds
Harborside Financial Center,    Board and                and TCW/DW Term Trust 2003
Plaza Two,                      Trustee                  (since July 1991) and the
Jersey City, NJ                                          Institutional Funds (since
                                                         July 2003); formerly Chief
                                                         Executive Officer of the
                                                         Retail Funds and the TCW/DW
                                                         Term Trust 2003 (until
                                                         September 2002).

James F. Higgins (55)           Trustee     Since        Director or Trustee of the      216        Director of AXA Financial, Inc.
c/o Morgan Stanley Trust                    June 2000    Retail Funds and TCW/DW                    and The Equitable Life
Harborside Financial Center,                             Term Trust 2003 (since                     Assurance Society of the
Plaza Two,                                               June 2000) and the                         United States (financial
Jersey City, NJ                                          Institutional Funds (since                 services).
                                                         July 2003); Senior Advisor of
                                                         Morgan Stanley (since
                                                         August 2000); Director of the
                                                         Distributor and Dean Witter
                                                         Realty Inc.; previously
                                                         President and Chief Operating
                                                         Officer of the Private Client
                                                         Group of Morgan Stanley (May
                                                         1999-August 2000), and
                                                         President and Chief Operating
                                                         Officer of Individual
                                                         Securities of Morgan Stanley
                                                         (February 1997-May 1999).

Philip J. Purcell (60)          Trustee     Since        Director or Trustee of the      216        Director of American Airlines,
1585 Broadway                               April 1994   Retail Funds and TCW/DW Term               Inc. and its parent company,
New York, NY                                             Trust 2003 (since April 1994)              AMR Corporation.
                                                         and the Institutional Funds
                                                         (since July 2003); Chairman of
                                                         the Board of Directors and
                                                         Chief Executive Officer of
                                                         Morgan Stanley and Morgan
                                                         Stanley DW Inc.; Director of
                                                         the Distributor; Chairman of
                                                         the Board of Directors and
                                                         Chief Executive Officer of
                                                         Novus Credit Services Inc.;
                                                         Director and/or officer of
                                                         various Morgan Stanley
                                                         subsidiaries.

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS
    DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS ") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL
    OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

OFFICERS:

                                                      TERM OF
                                 POSITION(S)         OFFICE AND
   NAME, AGE AND ADDRESS OF       HELD WITH          LENGTH OF
      EXECUTIVE OFFICER          REGISTRANT         TIME SERVED*            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------- ----------------- ------------------- ----------------------------------------------------------------
Mitchell M. Merin (50)        President         Since May 1999      President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                         Investment Management Inc.; President, Director and Chief
New York, NY                                                        Executive Officer of the Investment Manager and Morgan Stanley
                                                                    Services; Chairman, Chief Executive Officer and Director of
                                                                    the Distributor; Chairman and Director of the Transfer Agent;
                                                                    Director of various Morgan Stanley subsidiaries; President
                                                                    Morgan Stanley Investments LP (since February 2003); President of the Institutional Funds (since July 2003) and President of the Retail Funds and TCW/DW Term Trust 2003 (since May 1999);
                                                                    Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and
                                                                    President (since October 2002) of the Van Kampen Open-End
                                                                    Funds.

Ronald E. Robison (64)        Executive Vice    Since April 2003    Chief Global Operations Officer and Managing Director of Morgan
1221 Avenue of the Americas   President and                         Stanley Investment Management Inc.; Managing DIrector of Morgan
New York, NY                  Principal                             Stanley & Co. Incorporated; Managing DIrector of Morgan Stanley;
                              Executive                             Managing Director, Chief Administrative Officer and Director of
                              Officer                               the Investment Manager and Morgan Stanley Services; Chief
                                                                    Executive Officer and Director of the Transfer Agent;
                                                                    Executive Vice President and Principal Executive Officer of
                                                                    the Institutional Funds (since July 2003); and the TCW/DW Term
                                                                    Trust 2003 (since April 2003); previously President of the
                                                                    Institutional Funds (March 2001-July 2003) and Director of the
                                                                    Institutional Funds (March 2001-July 2003).

Barry Fink (48)               Vice President    Since February 1997 General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas   and General                           December 2000) of Morgan Stanley Investment Management; Managing
New York, NY                  Counsel                               Director (since December 2000), Secretary (since February 1997)
                                                                    and Director (since July 1998) of the Investment Manager and
                                                                    Morgan Stanley Services; Assistant Secretary of Morgan Stanley
                                                                    DW; Chief Legal Officer of Morgan Stanley Investments LP
                                                                    (since July 2002); Vice President of the Institutional Funds
                                                                    (since July 2003); Vice President and Secretary of the
                                                                    Distributor; previously Secretary of the Retail Funds
                                                                    (February 1997-July 2003); previously Vice President and
                                                                    Assistant General Counsel of the Investment Manager and Morgan
                                                                    Stanley Services (February 1997-December 2001).

Joseph J. McAlinden (60)      Vice President    Since July 1995     Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                         Investment Manager, Morgan Stanley Investment Management Inc.
New York, NY                                                        and Morgan Stanley Investments LP; Director of the Transfer
                                                                    Agent, Chief Investment Officer of the Van Kampen Funds; Vice
                                                                    President of the Institutional Funds (since July 2003) and the
                                                                    Retail Funds (since July 1995).

Stefanie V. Chang (36)        Vice President    Since July 2003     Executive Director of Morgan Stanley & Co. and Morgan Stanley
1221 Avenue of the Americas                                         Investment Management Inc. and Vice President of the
New York, NY                                                        Institutional Funds (since December 1997) and the Retail Funds
                                                                    (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

                                                      TERM OF
                                 POSITION(S)         OFFICE AND
   NAME, AGE AND ADDRESS OF       HELD WITH          LENGTH OF
      EXECUTIVE OFFICER          REGISTRANT         TIME SERVED*            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------- ----------------- ------------------- ----------------------------------------------------------------
Francis Smith (38)            Treasurer         Treasurer since     Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust      and Chief         July 2003 and Chief Stanley Services (since December 2001); previously Vice
Harborside Financial Center,  Financial         Financial Officer   President of the Retail Funds (September 2002-July 2003);
Plaza Two,                    Officer           since September     previously Vice President of the Investment Manager and Morgan
Jersey City, NJ                                 2002                Stanley Services (August 2000-November 2001) and Senior Manager
                                                                    at PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (57)         Vice              Since July 2003     Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust      President                             Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                        Morgan Stanley Services; previously Treasurer of the Retail
Plaza Two,                                                          Funds (April 1989-July 2003); formerly First Vice President of
Jersey City, NJ                                                     the Investment Manager, the Distributor and Morgan Stanley
                                                                    Services.

Mary E. Mullin (36)           Secretary         Since July 2003     Vice President of Morgan Stanley & Co. Incorporated and Morgan
1221 Avenue of the Americas                                         Stanley Investment Management Inc.; Secretary of the
New York, NY                                                        Institutional Funds (since June 1999) and the Retail Funds
                                                                    (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate,
                                                                    Meagher & Flom LLP.

----------------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER
   FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley


[MORGAN STANLEY LOGO]

36016RPT-00-12718J03-OP-10/03

[GRAPHIC]

MORGAN STANLEY FUNDS


MORGAN STANLEY
FUND OF FUNDS

ANNUAL REPORT
SEPTEMBER 30, 2003


[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)    No information need be disclosed pursuant to this paragraph.

(c)    Not applicable.

(d)    Not applicable.

(e)    Not applicable.

(f)

       (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

       (2)    Not applicable.

       (3)    Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Fund of Funds

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2003

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Fund of Funds

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 8, 2003